Parent Only Financial Information	6 Months Ended
Jun. 30, 2025
Parent Only Financial Information [Abstract]
Parent only financial information
23.	Parent only financial information

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiary exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s subsidiary exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiary shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiary (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiary in the form of loans, advances or cash dividends without the consent of a third party.

The following condensed financial information of Fangdd Network Group Ltd. has been prepared using the same accounting policies as set out in the accompanying Consolidated Financial Statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries” and the respective profit or loss as “Equity income/(loss) of subsidiaries and the VIE and VIE’s subsidiaries” on the condensed statements of income/(loss).

As of June 30, 2025, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable shares, or guarantees of Fangdd Network Group Ltd., except for those which have been separately disclosed in the Consolidated Financial Statements, if any.

The following disclosures present the financial positions of Fangdd Network Group Ltd. as of December 31, 2024 and June 30, 2025, the operation results for the six months ended June 30, 2024 and 2025, and the statements of cash flows for the six months ended June 30, 2024 and 2025.

(a)       Condensed Balance Sheets

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
Assets
Current asset
Cash and cash equivalents	29,762	4,210
Short-term investments	107,878	137,496
Prepayments and other assets, net	—	3,579
Total current asset	137,640	145,285
Non-current asset
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	1,714,269	1,714,518
Total non-current asset	1,714,269	1,714,518
Total assets	1,851,909	1,859,803
Liabilities
Current liability
Accrued expenses and other current liabilities	35,478	40,853
Convertible debt	—	9,737
Total current liability	35,478	50,590
Total liabilities	35,478	50,590
Shareholders’ equity
Class A ordinary shares	136	253
Additional paid-in capital	5,388,038	5,420,483
Accumulated other comprehensive loss	(383,235)	(383,833)
Accumulated deficit	(3,188,508)	(3,227,690)
Total shareholders’ equity	1,816,431	1,809,213
Total liabilities and shareholders’ equity	1,851,909	1,859,803
(b)	Condensed Statements of Income/(Loss)

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
General and administrative expenses	(5,121)	(37,892)
Total operating expenses	(5,121)	(37,892)
Loss from operations	(5,121)	(37,892)
Equity income/(loss) of subsidiaries and the VIE and VIE’s subsidiaries	17,449	(4,265)
Other income:
Interest income, net	845	59
Gain on short-term investments	—	2,916
Income/(loss) before income tax	13,173	(39,182)
Income tax expense	—	—
Net income/(loss)	13,173	(39,182)
Accretion of Redeemable Convertible Preferred Shares	—	—
Deemed dividend to preferred shareholder	—	—
Net income/(loss) attributable to ordinary shareholders	13,173	(39,182)

(c)	Condensed Statements of Cash Flows

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Net cash used in operating activities	(2,158)	(37,386)
Cash flows from investing activities
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	—	(249)
Investment in short-term investments	—	(41,685)
Proceeds from redemption of short-term investments	—	11,532
Net cash used in investing activities	—	(30,402)
Cash flows from financing activities
Proceeds from issuance of convertible promissory note, net of issuance costs	—	42,278
Net cash provided by financing activities	—	42,278
Effect of exchange rate changes on cash and cash equivalents	320	(42)
Net decrease in cash and cash equivalents	(1,838)	(25,552)
Cash and cash equivalents at the beginning of the period	61,230	29,762
Cash and cash equivalents at the end of the period	59,392	4,210